Revenue (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Rendering of services
Service revenue	₨ 38,678		₨ 33,742	₨ 32,098
Installation service revenue	3,304		3,401	1,853
Revenue from rendering of services	41,982		37,143	33,951
Sale of products	2,895		2,743	1,683
Revenue	₨ 44,877	$ 474	₨ 39,886	₨ 35,634